FINANCIAL RISK MANAGEMENT - Schedule of maturity analysis for non-derivative financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Risk Management [Line Items]
Cash and cash equivalents	$ 54,944	$ 61,741	$ 207,342	$ 191,924
Restricted cash	1,505	1,528
Marketable securities	112,949	151,683
Net cash (debt)	86,999	76,530
Gross debt - fixed interest rates
Financial Risk Management [Line Items]
Debt	(82,399)	(138,422)
Gross debt - variable interest rates
Financial Risk Management [Line Items]
Debt	0	0
Convertible bond - current | Convertible Bond
Financial Risk Management [Line Items]
Debt	(4,245)	(1,824)
Convertible bond - non-current | Convertible Bond
Financial Risk Management [Line Items]
Debt	$ (78,154)	$ (136,598)